Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Dividend income from financial assets measured at fair value through other comprehensive income	¥ 52
Dividend income from available-for-sale financial assets		¥ 42		¥ 60
Reversal of provision for impairment of receivables	1,370	37		62
Reversal of write down in inventories	77	49		75
Government grants	11,774	9,102		8,509
Gain on disposal of investment in subsidiaries	45	613	[1]	24,674	[1]
Amortization of intangible and other assets	4,894	4,495		4,896
Auditors' remuneration	53	53		53
Cost of inventories recognized as expense	1,805,656	1,560,361		1,217,131
Provision for impairment of receivables	1,385	3,291		1,671
Loss on disposal of property, plant and equipment	16,759	4,939	[1]	7,972	[1]
Operating lease expenses	20,180	20,073		19,027
Research and development expenses	14,093	12,323		11,227
Write down in inventories	¥ 4,155	¥ 1,118		¥ 2,709

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).